WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	10,216,597	8,513,984	8,715,289
Number of shares, Granted (in shares)	11,315,847	4,376,228	314,366
Number of shares, Exercised (in shares)	0	(1,325,670)	(515,671)
Number of shares, Forfeited (in shares)	(1,021,457)	(1,347,945)	0
Number of shares, Outstanding at ending of period (in shares)	20,510,987	10,216,597	8,513,984
Number of shares, Exercisable at end of period (in shares)	20,510,987	10,216,597
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 2.56	$ 2.47	$ 2.39
Weighted-average exercise price, Granted (in dollars per share)	$ 0.94	$ 1.97	$ 2.97
Weighted-average exercise price, Exercised (in dollars per share)	$ 0	$ 1.06	$ 1.52
Weighted-average exercise price, Forfeited (in dollars per share)	$ 2.91	$ 1.52	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 1.65	$ 2.56	$ 2.47
Weighted-average exercise price, Exercisable at end of period (in dollars per share)	$ 1.65	$ 2.56
Weighted-average remaining contractual term, Outstanding at December 31, 2013	2 years 2 months 12 days	2 years 10 months 24 days
Weighted-average remaining contractual term, Exercisable at December 31, 2013	2 years 2 months 12 days	2 years 10 months 24 days
Aggregate intrinsic value, Outstanding at December 31, 2013 (in dollars)	$ 692,000	$ 48,000
Aggregate intrinsic value, Exercisable at December 31, 2013 (in dollars)	$ 692,000	$ 48,000